CMG ABSOLUTE RETURN STRATEGIES FUND

Supplement dated August 17, 2010 to the Prospectus dated March 15, 2010

The following supersedes any contrary information contained in the current Prospectus and Summary Prospectus.

Effective July 23, 2010, Howard Capital Management, Inc. ("Howard" or "Sub-Adviser") replaces Schreiner Capital Management, Inc. as sub-adviser to the CMG Absolute Return Strategies Fund.

The following replaces the information under the heading “Sub-Adviser” and “Sub-Adviser Portfolio Managers” on page 5 of the Prospectus:

Sub-Adviser: Howard Capital Management, Inc.

Sub-Adviser Portfolio Managers: R. Vance Howard

The following replaces the information on page 21-22 of the Prospectus under the heading “SUB-ADVISERS AND PORTFOLIO MANAGERS”:

Howard Capital Management, Inc. ("Howard"),  located at 555 Sun Valley Drive, Suite B-4, Roswell, GA 30076, is the sub-adviser to the Howard Capital Sector Rotation Program sub-strategy. Howard was established in 1999 and is a SEC Registered Investment Advisory (RIA) firm providing money management services for private clients, brokers, broker dealers, and other organizations.

Howard Portfolio Manager: Mr. Vance Howard is primarily responsible for the day-to-day management of the Fund's Howard Capital Sector Rotation Program sub-strategy. Mr. Howard began his professional money management career in 1992 with the formation of Chartered Financial Services, Inc. In 1999, Chartered Financial Services, Inc. was renamed Howard Capital Management, Inc. As president of Howard, Mr. Howard specializes in research, development, and implementation of various types of trading systems.

This Supplement supersedes and replaces any contradictory prior supplements to the Fund's Prospectus dated March 15, 2010.  You should read this Supplement in conjunction with the Prospectus dated March 15, 2010, and Statement of Additional Information dated March 15, 2010, which provide information that you should know about the CMG Absolute Return Strategies Fund before investing and should be retained for future reference.  These documents are available upon request and without charge by calling the Fund at 1-866-CMG-9456.

Supplement dated August 17, 2010